Schedule of share capital issued (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Amount balance, beginning of period	$ 213,528
Private placement	8,692			$ 37
Issuance costs	(803)	$ (15)		$ (16)
Exercise of warrants, shares		3,736,400	228,000	321,735
Exercise of warrants		$ 1,785	$ 101	$ 155
Amount balance, end of period	$ 221,150	$ 213,528
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period	53,618,357			41,535,755
Amount balance, beginning of period	$ 213,528			$ 209,296
Private placement, shares	5,502,108			7,466,568
Private placement	$ 8,692			$ 2,445
Issuance costs, shares				329,899
Issuance costs	$ (1,070)			$ (254)
Exercise of warrants, shares				4,286,135
Exercise of warrants				$ 2,041
Balance, end of period	59,120,465	53,618,357		53,618,357
Amount balance, end of period	$ 221,150	$ 213,528		$ 213,528